Operating segments	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Operating segments
15.	Operating segments
Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Banking and Markets and Global Wealth Management. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank. The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3 of the Bank’s audited consolidated financial statements in the 2020 Annual Report. Notable accounting measurement differences are:

•
tax normalization adjustments related to the
gross-up
of income from associated corporations. This adjustment normalizes the effective tax rate in the divisions to better present the contribution of the associated companies to the divisional results.

•
the grossing up of
tax-exempt
net interest income and
non-interest
income to an equivalent
before-tax
basis for those affected segments. This change in measurement enables comparison of net interest income and non-interest
income arising from taxable and
tax-exempt
sources.

Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended January 31, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,984	$1,788	$155	$358	$66	$4,351
Non-interest income (3)(4)	664	773	1,235	978	71	3,721
Total revenues	2,648	2,561	1,390	1,336	137	8,072
Provision for credit losses	215	525	4	20	–	764
Non-interest expenses	1,204	1,402	817	614	171	4,208
Provision for income taxes	318	157	148	159	(80)	702
Net income	$911	$477	$421	$543	$46	$2,398
Net income attributable to non-controlling interests in subsidiaries	$–	$88	$3	$–	$(1)	$90
Net income attributable to equity holders of the Bank	$911	$389	$418	$543	$47	$2,308
Average assets ($ billions)	$368	$199	$27	$395	$166	$1,155
Average liabilities ($ billions)	$306	$153	$42	$387	$196	$1,084
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $
69
to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $20; International Banking – $ 49, Global Wealth Management – $3, and Other – $ (15) .

	For the three months ended October 31, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,954	$1,785	$144	$350	$25	$4,258
Non-interest income (3)(4)	612	763	1,021	860	(9)	3,247
Total revenues	2,566	2,548	1,165	1,210	16	7,505
Provision for credit losses	330	736	3	62	–	1,131
Non-interest expenses	1,186	1,424	726	583	138	4,057
Provision for income taxes	272	55	111	105	(125)	418
Net income	$778	$333	$325	$460	$3	$1,899
Net income attributable to non-controlling interests in subsidiaries	$–	$70	$2	$–	$–	$72
Net income attributable to equity holders of the Bank	$778	$263	$323	$460	$3	$1,827
Average assets ($ billions)	$363	$202	$27	$389	$159	$1,140
Average liabilities ($ billions)	$295	$153	$40	$387	$195	$1,070
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income
taxes of $67 to arrive at the amounts
reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $ 15 ; International Banking – $ 38 , Global Wealth Management – $ 3 , and Other – $(7).

	For the three months ended January 31, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,003	$2,005	$141	$325	$(82)	$4,392
Non-interest income (3)(4)	704	980	1,016	842	207	3,749
Total revenues	2,707	2,985	1,157	1,167	125	8,141
Provision for credit losses	321	580	1	24	–	926
Non-interest expenses	1,233	1,664	737	654	130	4,418
Provision for income taxes	301	159	110	117	(216)	471
Net income	$852	$582	$309	$372	$211	$2,326
Net income attributable to non-controlling interests in subsidiaries	$–	$64	$3	$–	$(28)	$39
Net income attributable to equity holders of the Bank	$852	$518	$306	$372	$239	$2,287
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	$–	$59	$–	$–	$–	$59
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	852	459	306	372	239	2,228
Average assets ($ billions)	$355	$203	$25	$411	$124	$1,118
Average liabilities ($ billions)	$263	$151	$35	$337	$262	$1,048
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $
68
to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $20; International Banking – $93, Global Wealth Management – $3, and Other – $(25).
(5)	Refer to Note 37 in the Bank’s 2020 Annual Report for details on divested operations. The impact of divested operations is nil for the three months ended January 31, 2021 and October 31, 2020.